Change of Accounting Year	3 Months Ended
Dec. 31, 2022
Condensed Financial Information Of Change Of Accounting Year Disclosure [abstract]
Change of accounting year

16. Change of accounting year

Transition period comparative data

Condensed Statements of Financial Position

As at December 31,
2021
(Unaudited)
($)
Assets
Current assets
Cash and cash equivalents	13,826
Restricted cash	609
Short-term investments	25,057
Accounts receivable	364
Prepaids and other receivables	4,465
44,321
Non-current assets
Royalty and other mineral interests	630,182
Long-term investment	1,587
Investment in associate	1,217
Other long-term assets	57
633,043

677,364

Liabilities
Current Liabilities
Accounts payable and accrued liabilities	9,718
9,718
Non-current liabilities
Government loan	46
Derivative liabilities	5,027
Deferred income tax liability	136,377
141,450

151,168

Equity
Share Capital	527,132
Reserves	20,611
Accumulated deficit	(21,988)
Accumulated other comprehensive income	441
526,196
677,364

Gold Royalty Corp.

Notes to Consolidated Financial Statements

For the three months ended December 31, 2022 and the years ended September 30, 2022 and 2021

(Expressed in thousands of United States dollars unless otherwise stated)

16. Change of accounting year (Continued)

Transition period comparative data (Continued)

Condensed Statements of Loss and Comprehensive Loss

Three months ended
December 31, 2021
(Unaudited)
($)
Revenue
Royalty and option income	533
Cost of sales
Depletion	(287)
Gross profit	246

Expenses
Consulting fees	(3,242)
Depreciation	(9)
Management and directors’ fees	(217)
Salaries, wages and benefits	(214)
Investor communications and marketing expenses	(339)
Office and technology expenses	(215)
Transfer agent and regulatory fees	(82)
Insurance fees	(578)
Professional fees	(1,816)
Share-based compensation	(901)
Mineral interest maintenance expenses	(64)
Share of loss in associate	(143)
Operating loss for the period	(7,574)

Other items
Change in fair value of derivative liabilities	90
Change in fair value of short-term investments	531
Foreign exchange gain	34
Interest expense	(4)
Other income	249
Net loss before income taxes for the period	(6,674)
Deferred tax expense	(167)
Net loss after income taxes for the period	(6,841)

Other comprehensive income
Item that may be reclassified subsequently to net income:
Total comprehensive loss for the period	(6,841)

Net loss per share, basic and diluted	(0.06)

Weighted average number of common shares outstanding, basic and diluted	109,907,519

16. Change of accounting year (Continued)

Transition period comparative data (Continued)

Condensed Statements Changes in Equity

	Number of Common Shares (Unaudited)	Issued Capital (Unaudited) ($)	Reserves (Unaudited) ($)	Accumulated Deficit (Unaudited) ($)	Accumulated Other Comprehensive Income (Unaudited) ($)	Total (Unaudited) ($)
Balance at September 30, 2021	72,538,609	228,620	11,404	(15,147)	441	225,318
Common shares issued to acquire Abitibi Royalties Inc.	31,625,931	153,702	—	—	—	153,702
Common shares issued to acquire Golden Valley Mines and Royalties Ltd.	29,478,269	143,264	—	—	—	143,264
Share options issued on exchange of options of Golden Valley Mines and Royalties Ltd.	—	—	8,991	—	—	8,991
Common shares issued for marketing services	120,000	626	—	—	—	626
Common shares issued upon exercise of common share purchase warrants	164,692	760	(230)	—	—	530
Share-based compensation - performance based restricted shares	—	160	—	—	—	160
Share-based compensation - share options	—	—	446	—	—	446
Net loss for the period	—	—	—	(6,841)	—	(6,841)
Balance at December 31, 2021	133,927,501	527,132	20,611	(21,988)	441	526,196

16. Change of accounting year (Continued)

Transition period comparative data (Continued)

Condensed Statements of Cash Flows

For the three months ended
December 31, 2021
(Unaudited)
($)
Operating activities
Net loss for the period	(6,841)
Items not involving cash:
Depreciation	9
Depletion	287
Interest expense	4
Share-based compensation	901
Change in fair value of short-term investments	(531)
Change in fair value of derivative liabilities	(90)
Share of loss in associate	143
Deferred tax expense	167
Unrealized foreign exchange gain	57
Net changes in non-cash working capital items:
Accounts receivables	48
Prepaids and other receivables	565
Accounts payable and accrued liabilities	(2,779)
Cash used in operating activities	(8,060)

Investing activities
Restricted cash released	1,206
Interest received	2
Investment in royalties and other mineral interests	(307)
Cash acquired through acquisition of Abitibi Royalties Inc. and Golden Valley Mines and Royalties Ltd.	10,393
Proceeds from option agreements	436
Cash provided by investing activities	11,730

Financing activities
Proceeds from exercise of common share purchase warrants	280
Payment of lease obligations	(10)
Cash provided by financing activities	270

Effect of exchange rate changes on cash	(19)

Net increase in cash	3,921
Cash and cash equivalents
Beginning of period	9,905
End of period	13,826